Fair Value Measurements - Summary of Changes in the Fair Value of the Level 3 Liabilities at Fair Value on a Recurring Basis (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 26,240	$ 13,368	$ 13,368
Ending balance	$ 234,607	$ 9,598	234,607	9,598	26,240	$ 13,368
Total	234,607	9,598	234,607	9,598	26,240	13,368
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,495	1,989	3,329	1,989	1,989	1,648
Change in fair value	6,378	(10)	14,804	(54)	1,296	341
Fair value of warrants issued / exercised			5,096	44	44
Ending balance	22,860	1,979	22,860	1,979	3,329	1,989
Total	22,860	1,979	22,860	1,979	3,329	1,989
Warrant Liabilities [Member] | Warrants Exercised [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants issued / exercised	13		369
2018 Convertible Note Automatic Conversion Rights liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance						9
Change in fair value						19
Fair value of derivatives extinguished upon note conversion						(28)
Total
Series C-2 Convertible Preferers Stock Issuance Right Liability Member [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	137,900	9,024	22,911	11,379	11,379
Change in fair value	73,847	(1,405)	211,988	(3,760)	11,532
Fair value of derivatives extinguished upon note conversion			(23,152)
Fair value of derivatives issued						11,379
Ending balance	211,747	7,619	211,747	7,619	22,911	11,379
Total	$ 211,747	$ 7,619	$ 211,747	$ 7,619	$ 22,911	$ 11,379